Guarantor Financial Statements (Tables)	12 Months Ended
Dec. 31, 2012
Guarantor Financials [Abstract]
Schedule of Condensed Financial Statements
The following supplemental information sets forth, on a consolidating basis, the condensed statements of operations and comprehensive income (loss), the condensed balance sheets and the condensed statements of cash flows for the parent issuer of the Notes, for the Guarantor Subsidiaries and for the Company and all of its consolidated subsidiaries (amounts in millions):

Condensed Consolidating Statements of Operations and Comprehensive Income
For the year ended December 31, 2012
(in millions)	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Product revenue	$988	$279	$1,869	$(282)	$2,854
Service revenue	981	224	1,671	—	2,876
Total revenue	1,969	503	3,540	(282)	5,730
Cost of products	791	134	1,534	(282)	2,177
Cost of services	851	95	1,262	—	2,208
Selling, general and administrative expenses	437	108	349	—	894
Research and development expenses	100	22	97	—	219
Total operating expenses	2,179	359	3,242	(282)	5,498
Income from operations	(210)	144	298	—	232
Interest expense	(46)	(17)	(78)	99	(42)
Other (expense) income, net	(80)	(9)	180	(99)	(8)
Income from continuing operations before income taxes	(336)	118	400	—	182
Income tax expense (benefit)	(87)	61	68	—	42
Income from continuing operations before earnings in subsidiaries	(249)	57	332	—	140
Equity in earnings of consolidated subsidiaries	398	160	—	(558)	—
Income from continuing operations	149	217	332	(558)	140
Income (loss) from discontinued operations, net of tax	(3)	—	9	—	6
Net income	$146	$217	$341	$(558)	$146
Net (loss) income attributable to noncontrolling interests	—	—	—	—	—
Net income attributable to NCR	$146	$217	$341	$(558)	$146
Total comprehensive income (loss)	391	344	240	(588)	387
Less comprehensive income (loss) attributable to noncontrolling interests	—	—	(4)	—	(4)
Comprehensive income attributable to NCR common stockholders	$391	$344	$244	$(588)	$391

Condensed Consolidating Statements of Operations and Comprehensive Income
For the year ended December 31, 2011
(in millions)	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Product revenue	$974	$172	$1,705	$(259)	$2,592
Service revenue	986	64	1,649	—	2,699
Total revenue	1,960	236	3,354	(259)	5,291
Cost of products	771	57	1,442	(259)	2,011
Cost of services	840	39	1,219	—	2,098
Selling, general and administrative expenses	405	47	342	—	794
Research and development expenses	89	7	80	—	176
Total operating expenses	2,105	150	3,083	(259)	5,079
Income from operations	(145)	86	271	—	212
Interest expense	(18)	(7)	(78)	90	(13)
Other (expense) income, net	(5)	(13)	105	(90)	(3)
Income from continuing operations before income taxes	(168)	66	298	—	196
Income tax expense (benefit)	(46)	50	47	—	51
Income from continuing operations before earnings in subsidiaries	(122)	16	251	—	145
Equity in earnings of consolidated subsidiaries	270	241	—	(511)	—
Income from continuing operations	148	257	251	(511)	145
Income (loss) from discontinued operations, net of tax	(95)	—	2	—	(93)
Net income	$53	$257	$253	$(511)	$52
Net (loss) income attributable to noncontrolling interests	—	—	(1)	—	(1)
Net income attributable to NCR	$53	$257	$254	$(511)	$53
Total comprehensive income (loss)	(104)	147	279	(425)	(103)
Less comprehensive income (loss) attributable to noncontrolling interests	—	—	1	—	1
Comprehensive income attributable to NCR common stockholders	$(104)	$147	$278	$(425)	$(104)

Condensed Consolidating Statements of Operations and Comprehensive Income
For the year ended December 31, 2010
(in millions)	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Product revenue	$852	$113	$1,597	$(261)	$2,301
Service revenue	922	23	1,465	—	2,410
Total revenue	1,774	136	3,062	(261)	4,711
Cost of products	689	33	1,338	(261)	1,799
Cost of services	783	12	1,127	—	1,922
Selling, general and administrative expenses	353	5	327	—	685
Research and development expenses	46	—	110	—	156
Total operating expenses	1,871	50	2,902	(261)	4,562
Income from operations	(97)	86	160	—	149
Interest expense	(30)	(1)	(111)	140	(2)
Other (expense) income, net	(19)	19	129	(140)	(11)
Income from continuing operations before income taxes	(146)	104	178	—	136
Income tax expense (benefit)	(47)	27	9	—	(11)
Income from continuing operations before earnings in subsidiaries	(99)	77	169	—	147
Equity in earnings of consolidated subsidiaries	246	128	—	(374)	—
Income from continuing operations	147	205	169	(374)	147
Income (loss) from discontinued operations, net of tax	(13)	—	3	—	(10)
Net income	$134	$205	$172	$(374)	$137
Net (loss) income attributable to noncontrolling interests	—	—	3	—	3
Net income attributable to NCR	$134	$205	$169	$(374)	$134
Total comprehensive income (loss)	308	99	316	(410)	313
Less comprehensive income (loss) attributable to noncontrolling interests	—	—	5	—	5
Comprehensive income attributable to NCR common stockholders	$308	$99	$311	$(410)	$308

Condensed Consolidating Balance Sheet
December 31, 2012
(in millions)	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets
Cash and cash equivalents	555	22	492	—	1,069
Accounts receivable, net	243	84	759	—	1,086
Inventories, net	273	40	484	—	797
Due from affliates	623	693	479	(1,795)	—
Other current assets	244	41	204	(35)	454
Total current assets	1,938	880	2,418	(1,830)	3,406
Property, plant and equipment, net	145	4	159	—	308
Goodwill	273	568	162	—	1,003
Intangibles	26	245	33	—	304
Prepaid pension cost	—	—	368	—	368
Deferred income taxes	472	—	70	(8)	534
Investments in subsidiaries	2,169	640	—	(2,809)	—
Due from affliates	17	20	238	(275)	—
Other assets	313	48	87	—	448
Total assets	5,353	2,405	3,535	(4,922)	6,371

Liabilities and stockholders’ equity
Current liabilities
Short-term borrowings	71	—	1	—	72
Accounts payable	204	22	385	—	611
Payroll and benefits liabilities	93	10	94	—	197
Deferred service revenue and customer deposits	104	30	321	—	455
Due to affliates	687	578	530	(1,795)	—
Other current liabilities	169	18	255	(35)	407
Total current liabilities	1,328	658	1,586	(1,830)	1,742
Long-term debt	1,889	—	2	—	1,891
Pension and indemnity plan liabilities	441	1	370	—	812
Postretirement and postemployment benefits liabilities	79	—	167	—	246
Income tax accruals	3	8	127	—	138
Environmental liabilities	171	—	—	—	171
Due to affliates	179	14	82	(275)	—
Other liabilities	16	15	56	(8)	79
Total liabilities	4,106	696	2,390	(2,113)	5,079
Redeemable noncontrolling interest	—	—	15	—	15
Stockholders’ equity
Total NCR stockholders’ equity	1,247	1,709	1,100	(2,809)	1,247
Noncontrolling interests in subsidiaries	—	—	30	—	30
Total stockholders’ equity	1,247	1,709	1,130	(2,809)	1,277
Total liabilities and stockholders’ equity	5,353	2,405	3,535	(4,922)	6,371

Condensed Consolidating Balance Sheet
December 31, 2011
(in millions)	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets
Cash and cash equivalents	30	13	355	—	398
Accounts receivable, net	283	56	693	—	1,032
Inventories, net	294	38	442	—	774
Due from affliates	819	680	458	(1,957)	—
Other current assets	123	5	199	(16)	311
Total current assets	1,549	792	2,147	(1,973)	2,515
Property, plant and equipment, net	193	11	161	—	365
Goodwill	237	540	136	—	913
Intangibles	6	275	31	—	312
Prepaid pension cost	—	—	339	—	339
Deferred income taxes	688	—	75	(49)	714
Investments in subsidiaries	1,631	191	—	(1,822)	—
Due from affliates	37	20	231	(288)	—
Other assets	300	49	84	—	433
Total assets	$4,641	$1,878	$3,204	$(4,132)	$5,591

Liabilities and stockholders’ equity
Current liabilities
Short-term borrowings	1	—	—	—	1
Accounts payable	187	11	327	—	525
Payroll and benefits liabilities	91	19	111	—	221
Deferred service revenue and customer deposits	90	31	297	—	418
Due to affliates	675	664	618	(1,957)	—
Other current liabilities	176	18	216	(16)	394
Total current liabilities	1,220	743	1,569	(1,973)	1,559
Long-term debt	850	—	2	—	852
Pension and indemnity plan liabilities	1,291	1	370	—	1,662
Postretirement and postemployment benefits liabilities	89	—	167	—	256
Income tax accruals	4	9	135	—	148
Environmental liabilities	220	—	—	—	220
Due to affliates	173	14	101	(288)	—
Other liabilities	9	49	50	(49)	59
Total liabilities	3,856	816	2,394	(2,310)	4,756
Redeemable noncontrolling interest	—	—	15	—	15
Stockholders’ equity
Total NCR stockholders’ equity	785	1,062	760	(1,822)	785
Noncontrolling interests in subsidiaries	—	—	35	—	35
Total stockholders’ equity	785	1,062	795	(1,822)	820
Total liabilities and stockholders’ equity	$4,641	$1,878	$3,204	$(4,132)	$5,591

Condensed Consolidating Statement of Cash Flows
December 31, 2012
(in millions)	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash (used in) provided by operating activities	$(560)	$203	$187	$(10)	$(180)
Investing activities
Expenditures for property, plant and equipment	(36)	(8)	(36)	—	(80)
Proceeds from sales of property, plant and equipment	—	—	8	—	8
Additions to capitalized software	(51)	(12)	(17)	—	(80)
Business acquisitions, net of cash acquired	(77)	(17)	(14)	—	(108)
Proceeds from (payments of) intercompany notes	171	96	11	(278)	—
Investments in equity affiliates	(21)	(90)	—	111	—
Other investing activities, net	(6)	10	—	—	4
Net cash used in investing activities	(20)	(21)	(48)	(167)	(256)
Financing activities
Tax withholding payments on behalf of employees	(12)	—	—	—	(12)
Proceeds from employee stock plans	53	—	—	—	53
Equity contribution	—	—	111	(111)	—
Borrowings on term credit facility	150	—	—	—	150
Payments on revolving credit facility	(860)	—	—	—	(860)
Borrowings on revolving credit facility	720	—	—	—	720
Proceeds from bond offerings	1,100	—	—	—	1,100
Debt issuance cost	(19)	—	—	—	(19)
Borrowings (repayments) of intercompany notes	(11)	(171)	(96)	278	—
Dividend distribution to minority shareholder	—	—	(1)	—	(1)
Dividend distribution to consolidated subsidiaries	—	(2)	(8)	10	—
Net cash provided by (used in) financing activities	1,121	(173)	6	177	1,131
Cash flows from discontinued operations
Net cash used in operating activities	(114)	—	—	—	(114)
Net cash provided by (used in) investing activities	99	—	—	—	99
Net cash used in discontinued operations	(15)	—	—	—	(15)
Effect of exchange rate changes on cash and cash equivalents	(1)	—	(8)	—	(9)
Increase (decrease) in cash and cash equivalents	525	9	137	—	671
Cash and cash equivalents at beginning of period	30	13	355	—	398
Cash and cash equivalents at end of period	$555	$22	$492	$—	$1,069

Condensed Consolidating Statement of Cash Flows
December 31, 2011
(in millions)	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash (used in) provided by operating activities	$335	$(30)	$145	$(62)	$388
Investing activities
Expenditures for property, plant and equipment	(28)	(3)	(30)	—	(61)
Proceeds from sales of property, plant and equipment	—	—	2	—	2
Additions to capitalized software	(43)	(3)	(16)	—	(62)
Business acquisitions, net of cash acquired	(1,085)	—	—	—	(1,085)
Proceeds from (payments of) intercompany notes	104	138	(12)	(230)	—
Investments in equity affiliates	(11)	—	—	11	—
Net cash used in investing activities	(1,063)	132	(56)	(219)	(1,206)
Financing activities
Repurchase of Company common stock	(70)	—	—	—	(70)
Proceeds from employee stock plans	18	—	—	—	18
Excess tax benefit from stock-based compensation	1	—	—	—	1
Equity contribution	—	—	11	(11)	—
Borrowings on term credit facility	700	—	—	—	700
Payments on revolving credit facility	(260)	—	—	—	(260)
Borrowings on revolving credit facility	400	—	—	—	400
Debt issuance cost	(29)	—	—	—	(29)
Borrowings (repayments) of intercompany notes	11	(47)	(194)	230	—
Proceeds from sale of noncontrolling interest	—	—	43	—	43
Dividend distribution to minority shareholder	—	—	(1)	—	(1)
Dividend distribution to consolidated subsidiaries	—	(51)	(11)	62	—
Net cash provided by (used in) financing activities	771	(98)	(152)	281	802
Cash flows from discontinued operations
Net cash used in operating activities	(37)	—	—	—	(37)
Net cash provided by (used in) investing activities	(40)	—	—	—	(40)
Net cash used in discontinued operations	(77)	—	—	—	(77)
Effect of exchange rate changes on cash and cash equivalents	(1)	—	(4)	—	(5)
Increase (decrease) in cash and cash equivalents	(35)	4	(67)	—	(98)
Cash and cash equivalents at beginning of period	65	9	422	—	496
Cash and cash equivalents at end of period	$30	$13	$355	$—	$398

Condensed Consolidating Statement of Cash Flows
December 31, 2010
(in millions)	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash (used in) provided by operating activities	$299	$(5)	$66	$(81)	$279
Investing activities
Grant reimbursements from capital expenditures	5	—	—	—	5
Expenditures for property, plant and equipment	(44)	(1)	(29)	—	(74)
Proceeds from sales of property, plant and equipment	—	—	39	—	39
Additions to capitalized software	(40)	—	(17)	—	(57)
Proceeds from (payments of) intercompany notes	(70)	6	(2)	66	—
Other investing activities, net	(24)	—	—	—	(24)
Net cash used in investing activities	(173)	5	(9)	66	(111)
Financing activities
Repurchase of Company common stock	(20)	—	—	—	(20)
Proceeds from employee stock plans	11	—	—	—	11
Repayment of short-term borrowings	—	—	(4)	—	(4)
Repayment of long-term debt	(1)	—	—	—	(1)
Payments on revolving credit facility	(75)	—	—	—	(75)
Borrowings on revolving credit facility	75	—	—	—	75
Borrowings (repayments) of intercompany notes	—	—	66	(66)	—
Dividend distribution to consolidated subsidiaries	—	—	(81)	81	—
Net cash provided by (used in) financing activities	(10)	—	(19)	15	(14)
Cash flows from discontinued operations
Net cash used in operating activities	(16)	—	—	—	(16)
Net cash provided by (used in) investing activities	(100)	—	—	—	(100)
Net cash used in discontinued operations	(116)	—	—	—	(116)
Effect of exchange rate changes on cash and cash equivalents	—	—	7	—	7
Increase (decrease) in cash and cash equivalents	—	—	45	—	45
Cash and cash equivalents at beginning of period	65	9	377	—	451
Cash and cash equivalents at end of period	$65	$9	$422	$—	$496